Supplement dated February 9, 2023
to the Prospectus, Summary Prospectus, and Statement of Additional Information (SAI), as supplemented, of the following fund (the Fund):
Fund	Prospectus, Summary Prospectus and SAI Dated
Columbia Acorn Trust
Columbia Acorn® Fund	May 1, 2022
Effective February 10, 2023 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Management	Title	Role with Fund	Service with the Fund Since
Erika K. Maschmeyer, CFA	Director of Research (U.S.), Portfolio Manager and Analyst	Lead Portfolio Manager since February 2023	2016
John L. Emerson, CFA	Portfolio Manager and Analyst	Portfolio Manager since April 2021	2003
On the Effective Date, the information under the "Primary Service Provider Contracts" caption in the "More Information About the Fund" section of the Prospectus is hereby revised to remove the fifth and sixth paragraphs under the sub-caption "The Investment Manager" and is further revised to supersede and replace the information under the sub-caption "Portfolio Managers" with the following:

Portfolio Management	Title	Role with Fund	Service with the Fund Since
Erika K. Maschmeyer, CFA	Director of Research (U.S.), Portfolio Manager and Analyst	Lead Portfolio Manager since February 2023	2016
John L. Emerson, CFA	Portfolio Manager and Analyst	Portfolio Manager since April 2021	2003
Ms. Maschmeyer has been associated with the Investment Manager as an investment professional since 2016. Ms. Maschmeyer heads the Investment Manager's U.S. equity research efforts and has been a Vice President of the Trust since March 2020. Prior to joining the Investment Manager, Ms. Maschmeyer was a research analyst at an investment advisory firm where she was responsible for U.S. consumer discretionary/staples investments. Ms. Maschmeyer began her investment career in 2001 and earned a B.A. from Denison University and an M.B.A from the University of Chicago.
Mr. Emerson has been associated with the Investment Manager or its predecessors as an investment professional since 2003 and has been a Vice President of the Trust since March 2020. Prior to joining the Investment Manager, Mr. Emerson was an analyst at an equity research firm. Mr. Emerson began his investment career in 2002 and earned a B.S. from the University of Missouri and an M.B.A from the University of Chicago.
The rest of the Prospectus and Summary Prospectus remain unchanged.
On the Effective Date, all references to Daniel Cole in the SAI are hereby removed. The rest of the SAI remains unchanged.
Shareholders should retain this Supplement for future reference.
SUP110_12_010_(02/23)